Consolidated Balance Sheets - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Intangible assets	kr 101.0	kr 146.0
Property and equipment	955.0	799.0
Right-of-use assets	686.0	523.0
Receivables	62.0	48.0
Deferred tax assets	212.0	252.0
Other investments	134.0	133.0
Total non-current assets	2,150.0	1,901.0
Corporate tax receivable		182.0
Inventories	57.0
Receivables	4,947.0	5,712.0
Marketable securities	13,268.0	12,431.0
Cash and cash equivalents	14,867.0	9,893.0
Total current assets	33,139.0	28,218.0
Total assets	35,289.0	30,119.0
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	66.1	66.0
Share premium	12,461.0	12,309.0
Other reserves	60.0	98.0
Retained earnings	19,023.0	14,809.0
Total shareholders' equity	31,610.0	27,282.0
Lease liabilities	680.0	523.0
Deferred revenue	480.0	480.0
Other payables	35.0	11.0
Total non-current liabilities	1,195.0	1,014.0
Corporate tax payable	54.0
Lease liabilities	90.0	74.0
Deferred revenue	33.0	33.0
Other payables	2,307.0	1,716.0
Total current liabilities	2,484.0	1,823.0
Total liabilities	3,679.0	2,837.0
Total shareholders' equity and liabilities	kr 35,289.0	kr 30,119.0